PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 95.8% of Net Assets
	Australia – 2.0%
222,750	AMP Ltd.(a)	$157,069
508,300	Brambles Ltd.	3,908,547
661,243	Orica Ltd.	6,458,602

		10,524,218

	Belgium – 1.6%
151,200	Anheuser-Busch InBev S.A.	8,575,669

	Canada – 2.5%
450,667	Cenovus Energy, Inc.	4,543,674
115,700	Open Text Corp.	5,647,066
55,799	Restaurant Brands International, Inc.	3,414,341

		13,605,081

	China – 4.8%
35,300	Alibaba Group Holding Ltd., Sponsored ADR(a)	5,226,165
272,500	Alibaba Group Holding Ltd.(a)	5,045,048
123,375	Prosus NV	9,875,056
38,446	Trip.com Group Ltd., ADR(a)	1,182,215
408,400	Vipshop Holdings Ltd., ADR(a)	4,549,576

		25,878,060

	Finland – 0.5%
80,200	UPM-Kymmene OYJ	2,838,615

	France – 11.8%
325,905	Accor S.A.(a)	11,620,869
297,591	BNP Paribas S.A.(b)	19,040,070
23,500	Capgemini SE	4,873,352
93,200	Danone S.A.	6,354,182
130,198	Publicis Groupe S.A.	8,746,415
261,612	Valeo S.A.	7,301,029
73,396	Worldline S.A., 144A(a)	5,594,685

		63,530,602

	Germany – 24.4%
78,410	Allianz SE, (Registered)	17,567,412
368,130	Bayer AG, (Registered)	19,980,430
190,700	Bayerische Motoren Werke AG	18,648,152
132,559	Continental AG(a)	14,390,418
216,214	Daimler AG, (Registered)	19,076,925
161,900	Fresenius Medical Care AG & Co. KGaA	11,356,357
103,200	Fresenius SE & Co. KGaA	4,939,684
62,160	Henkel AG & Co. KGaA	5,347,321
68,200	SAP SE	9,222,626
859,100	thyssenkrupp AG(a)	9,036,776
26,512	Vitesco Technologies Group AG, Class A(a)	1,566,207

		131,132,308

Shares	Description	Value (†)
Common Stocks – continued
	India – 1.3%
660,575	Axis Bank Ltd.(a)	$6,772,132

	Indonesia – 0.7%
8,179,900	Bank Mandiri Persero Tbk PT	3,495,982

	Ireland – 1.4%
64,738	Ryanair Holdings PLC, Sponsored ADR(a)	7,125,064
24,200	Ryanair Holdings PLC(a)	457,618

		7,582,682

	Italy – 3.6%
6,852,300	Intesa Sanpaolo SpA	19,398,752

	Japan – 2.1%
145,200	Komatsu Ltd.	3,477,310
447,500	Toyota Motor Corp.	7,973,280

		11,450,590

	Korea – 1.0%
17,350	NAVER Corp.	5,629,502

	Mexico – 1.3%
621,800	Grupo Televisa SAB, Sponsored ADR	6,827,364

	Netherlands – 2.0%
129,544	EXOR NV	10,870,976

	South Africa – 0.8%
25,788	Naspers Ltd., N Shares	4,262,233

	Spain – 1.6%
131,830	Amadeus IT Group S.A.(a)	8,670,693

	Sweden – 4.2%
451,455	H & M Hennes & Mauritz AB, B Shares(a)	9,138,177
280,871	SKF AB, B Shares	6,623,277
298,300	Volvo AB, B Shares	6,659,989

		22,421,443

	Switzerland – 11.5%
17,800	Cie Financiere Richemont S.A., (Registered)	1,845,541
1,699,034	Credit Suisse Group AG, (Registered)(b)	16,780,104
3,475,780	Glencore PLC(b)	16,350,431
190,721	Holcim Ltd., (Registered)	9,189,888
99,300	Novartis AG, (Registered)	8,142,516
16,800	Roche Holding AG	6,131,492
12,099	Swatch Group AG (The)	3,156,408

		61,596,380

	United Kingdom – 16.7%
872,600	CNH Industrial NV	14,667,582
218,100	Compass Group PLC(a)	4,460,401

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
217,100	Informa PLC(a)	$1,596,544
359,932	Liberty Global PLC, Class A(a)	10,725,973
34,588,600	Lloyds Banking Group PLC	21,528,662
2,650,300	NatWest Group PLC	7,990,274
335,800	Prudential PLC	6,516,337
37,300	Reckitt Benckiser Group PLC	2,930,295
1,687,900	Rolls-Royce Holdings PLC(a)	3,152,516
142,301	Schroders PLC	6,853,186
140,900	Smiths Group PLC	2,716,944
502,800	WPP PLC	6,736,294

		89,875,008

	Total Common Stocks (Identified Cost $477,233,954)	514,938,290

Preferred Stocks – 0.7%
Non-Convertible Preferred Stocks – 0.7%
	Korea – 0.7%
68,000	Samsung Electronics Co. Ltd., 4.140%, (KRW) (Identified Cost $4,157,937)	3,967,030

Principal Amount (‡)
Bonds and Notes – 0.3%
Convertible Bonds – 0.3%
	Switzerland – 0.3%
800,000	Credit Suisse Group Guernsey VII Ltd., Series AR, 3.000%, 11/12/2021, 144A, (CHF)	910,349
610,000	Credit Suisse Group Guernsey VII Ltd., Series BR, 3.000%, 11/12/2021, 144A, (CHF)	700,360

	Total Bonds and Notes (Identified Cost $1,547,688)	1,610,709

Short-Term Investments – 2.5%
13,244,313	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $13,244,313 on 10/01/2021 collateralized by $1,998,300 U.S. Treasury Bond, 5.000% due 5/15/2037 valued at $2,893,007; $9,482,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $10,616,226 including accrued interest(c) (Identified Cost $13,244,313)	13,244,313

	Total Investments – 99.3% (Identified Cost $496,183,892)	533,760,342
	Other assets less liabilities – 0.7%	3,730,858

	Net Assets – 100.0%	$537,491,200

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 468,097,675	87.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $7,205,394 or 1.3% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

KRW	South Korean Won

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	12/15/2021	CHF	S	5,999,000	$6,703,834	$6,448,818	$255,016

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$10,524,218	$—	$10,524,218
Belgium	—	8,575,669	—	8,575,669
China	10,957,956	14,920,104	—	25,878,060
Finland	—	2,838,615	—	2,838,615
France	—	63,530,602	—	63,530,602
Germany	1,566,207	129,566,101	—	131,132,308
India	—	6,772,132	—	6,772,132
Indonesia	—	3,495,982	—	3,495,982
Ireland	7,125,064	457,618	—	7,582,682
Italy	—	19,398,752	—	19,398,752
Japan	—	11,450,590	—	11,450,590
Korea	—	5,629,502	—	5,629,502
Netherlands	—	10,870,976	—	10,870,976
South Africa	—	4,262,233	—	4,262,233
Spain	—	8,670,693	—	8,670,693
Sweden	—	22,421,443	—	22,421,443
Switzerland	—	61,596,380	—	61,596,380
United Kingdom	10,725,973	79,149,035	—	89,875,008
All Other Common Stocks*	20,432,445	—	—	20,432,445

Total Common Stocks	50,807,645	464,130,645	—	514,938,290

Preferred Stocks*	—	3,967,030	—	3,967,030
Bonds and Notes*	—	1,610,709	—	1,610,709
Short-Term Investments	—	13,244,313	—	13,244,313

Total Investments	50,807,645	482,952,697	—	533,760,342

Forward Foreign Currency Contracts (unrealized appreciation)	—	255,016	—	255,016

Total	$50,807,645	$483,207,713	$—	$534,015,358

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended September 30, 2021, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$255,016

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2021:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$ 255,016	$255,016

Industry Summary at September 30, 2021 (Unaudited)

Banks	14.6%
Automobiles	8.5
Pharmaceuticals	6.3
Machinery	5.8
Internet & Direct Marketing Retail	5.4
Metals & Mining	4.8
Insurance	4.5
Media	4.5
Capital Markets	4.4
Auto Components	4.4
Hotels, Restaurants & Leisure	3.8
IT Services	3.5
Health Care Providers & Services	3.0
Software	2.8
Diversified Financial Services	2.1
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	16.4
Short-Term Investments	2.5

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

Currency Exposure Summary at September 30, 2021 (Unaudited)

Euro	50.1%
British Pound	15.1
United States Dollar	9.8
Swiss Franc	8.7
Swedish Krona	4.2
Japanese Yen	2.1
Australian Dollar	2.0
Other, less than 2% each	7.3

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%